Note 13 - Fair Value of Financial Instruments (Details) - Level 3 Fair Value Measurements (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Market Approach Valuation Technique [Member] | Owner Occupied [Member] | Commercial Real Estate Portfolio Segment [Member] | Impaired Loans [Member] | Minimum [Member]
Commercial real estate:
Adjustment to comparables	0.30%
Market Approach Valuation Technique [Member] | Owner Occupied [Member] | Commercial Real Estate Portfolio Segment [Member] | Impaired Loans [Member] | Maximum [Member]
Commercial real estate:
Adjustment to comparables	62.00%
Market Approach Valuation Technique [Member] | Owner Occupied [Member] | Commercial Real Estate Portfolio Segment [Member] | Impaired Loans [Member] | Weighted Average [Member]
Commercial real estate:
Adjustment to comparables	18.00%
Market Approach Valuation Technique [Member] | Owner Occupied [Member] | Commercial Real Estate Portfolio Segment [Member] | Impaired Loans [Member]
Commercial real estate:
Fair value (in Dollars)	1,679
Valuation technique	Sales approach
Market Approach Valuation Technique [Member] | Nonowner Occupied [Member] | Commercial Real Estate Portfolio Segment [Member] | Impaired Loans [Member] | Minimum [Member]
Commercial real estate:
Adjustment to comparables	0.00%	5.00%
Market Approach Valuation Technique [Member] | Nonowner Occupied [Member] | Commercial Real Estate Portfolio Segment [Member] | Impaired Loans [Member] | Maximum [Member]
Commercial real estate:
Adjustment to comparables	12.50%	10.00%
Market Approach Valuation Technique [Member] | Nonowner Occupied [Member] | Commercial Real Estate Portfolio Segment [Member] | Impaired Loans [Member] | Weighted Average [Member]
Commercial real estate:
Adjustment to comparables	5.70%	8.00%
Market Approach Valuation Technique [Member] | Nonowner Occupied [Member] | Commercial Real Estate Portfolio Segment [Member] | Impaired Loans [Member]
Commercial real estate:
Fair value (in Dollars)	2,673	1,973
Valuation technique	Sales approach	Sales approach
Market Approach Valuation Technique [Member] | Commercial and Industrial [Member] | Impaired Loans [Member] | Minimum [Member]
Commercial real estate:
Adjustment to comparables	10.00%
Market Approach Valuation Technique [Member] | Commercial and Industrial [Member] | Impaired Loans [Member] | Maximum [Member]
Commercial real estate:
Adjustment to comparables	30.00%
Market Approach Valuation Technique [Member] | Commercial and Industrial [Member] | Impaired Loans [Member] | Weighted Average [Member]
Commercial real estate:
Adjustment to comparables	21.42%
Market Approach Valuation Technique [Member] | Commercial and Industrial [Member] | Impaired Loans [Member]
Commercial real estate:
Fair value (in Dollars)	2,532
Valuation technique	Sales approach
Market Approach Valuation Technique [Member] | Commercial and Industrial [Member] | Other Real Estate Owned [Member] | Minimum [Member]
Commercial real estate:
Adjustment to comparables		0.00%
Market Approach Valuation Technique [Member] | Commercial and Industrial [Member] | Other Real Estate Owned [Member] | Maximum [Member]
Commercial real estate:
Adjustment to comparables		20.00%
Market Approach Valuation Technique [Member] | Commercial and Industrial [Member] | Other Real Estate Owned [Member] | Weighted Average [Member]
Commercial real estate:
Adjustment to comparables		16.00%
Market Approach Valuation Technique [Member] | Commercial and Industrial [Member] | Other Real Estate Owned [Member]
Commercial real estate:
Fair value (in Dollars)		2,863
Valuation technique		Sales approach
Market Approach Valuation Technique [Member] | Commercial Real Estate Construction Financing Receivable [Member] | Other Real Estate Owned [Member] | Minimum [Member]
Commercial real estate:
Adjustment to comparables	5.00%	5.00%
Market Approach Valuation Technique [Member] | Commercial Real Estate Construction Financing Receivable [Member] | Other Real Estate Owned [Member] | Maximum [Member]
Commercial real estate:
Adjustment to comparables	35.00%	35.00%
Market Approach Valuation Technique [Member] | Commercial Real Estate Construction Financing Receivable [Member] | Other Real Estate Owned [Member] | Weighted Average [Member]
Commercial real estate:
Adjustment to comparables	18.00%	19.00%
Market Approach Valuation Technique [Member] | Commercial Real Estate Construction Financing Receivable [Member] | Other Real Estate Owned [Member]
Commercial real estate:
Fair value (in Dollars)	1,147	1,058
Valuation technique	Sales approach	Sales approach
Income Approach Valuation Technique [Member] | Owner Occupied [Member] | Commercial Real Estate Portfolio Segment [Member] | Impaired Loans [Member] | Maximum [Member]
Commercial real estate:
Capitalization rate	10.00%
Income Approach Valuation Technique [Member] | Owner Occupied [Member] | Commercial Real Estate Portfolio Segment [Member] | Impaired Loans [Member] | Weighted Average [Member]
Commercial real estate:
Capitalization rate	10.00%
Income Approach Valuation Technique [Member] | Owner Occupied [Member] | Commercial Real Estate Portfolio Segment [Member] | Impaired Loans [Member]
Commercial real estate:
Valuation technique	Income approach
Income Approach Valuation Technique [Member] | Nonowner Occupied [Member] | Commercial Real Estate Portfolio Segment [Member] | Impaired Loans [Member] | Maximum [Member]
Commercial real estate:
Capitalization rate	6.50%
Income Approach Valuation Technique [Member] | Nonowner Occupied [Member] | Commercial Real Estate Portfolio Segment [Member] | Impaired Loans [Member] | Weighted Average [Member]
Commercial real estate:
Capitalization rate	6.50%
Income Approach Valuation Technique [Member] | Nonowner Occupied [Member] | Commercial Real Estate Portfolio Segment [Member] | Impaired Loans [Member]
Commercial real estate:
Fair value (in Dollars)	2,597
Valuation technique	Income approach